Related parties	12 Months Ended
Dec. 31, 2025
Related parties
Related parties

24.   Related parties

	December 31, 2025	December 31, 2024	December 31, 2023
Direct compensation	2,009	1,717	2,264
Share-based compensation program	158	83	25

The Group has no additional post-employment obligation, as well as no other long-term benefits, such as premium leave and other severance benefits. The Group also does not offer other benefits in connection with the dismissal of its Senior Management’s members. These expenses are recognized in general and administrative expenses.